United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/16

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—34.0%
$1,000,000	[1]	Federal Farm Credit System Discount Notes, 0.270%, 4/4/2016	$998,380
41,033,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.169%—0.229%, 9/1/2015 - 9/30/2015	41,032,656
28,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070%—0.100%, 9/9/2015 - 10/20/2015	27,998,250
34,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.183%—0.211%, 9/9/2015 - 10/27/2015	33,999,435
20,750,000		Federal Home Loan Bank System, 0.150%—0.410%, 9/18/2015 - 7/13/2016	20,748,256
10,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070%, 9/22/2015	9,999,592
11,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.178%—0.198%, 9/12/2015 - 9/16/2015	11,499,598
4,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.180%, 9/1/2015	4,000,000
6,081,000		Federal National Mortgage Association, 0.500%—5.000%, 10/26/2015 - 3/30/2016	6,112,379
		TOTAL GOVERNMENT AGENCIES	156,388,546
		REPURCHASE AGREEMENTS—66.2%
3,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.22%, dated 3/5/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,414,028 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2062 and the market value of those underlying securities was $255,292,799.	3,000,000
10,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 7/14/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,149,722 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,021,700,449.	10,000,000
50,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.11%, dated 8/26/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,026,736 on 9/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,278,952,157.	50,000,000
17,227,000		Interest in $3,500,000,000 joint repurchase agreement 0.12%, dated 8/31/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,011,667 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,570,011,901.	17,227,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.15%, dated 8/31/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,083 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2045 and the market value of those underlying securities was $511,002,246.	100,000,000
80,000,000		Interest in $100,000,000 joint repurchase agreement 0.15%, dated 8/31/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,000,417 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2045 and the market value of those underlying securities was $102,665,846.	80,000,000
35,000,000		Interest in $600,000,000 joint repurchase agreement 0.13%, dated 8/31/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $600,002,167 on 9/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $612,003,187	35,000,000
3,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.13%, dated 7/1/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,083,056 on 10/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2045 and the market value of those underlying securities was $255,057,093.	3,000,000
6,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 0.15%, dated 8/13/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,073,333 on 9/14/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2045 and the market value of those underlying securities was $562,645,000.	6,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	304,227,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[4]	460,615,546
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(803,626)
		TOTAL NET ASSETS—100%	$459,811,920
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
1

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Directors (the “Directors”) have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2
Federated Municipal Cash Series
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1,2]
		Alabama—0.1%
$185,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.120%, 9/3/2015	$185,000
		Alaska—1.3%
3,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.070%, 9/3/2015	3,000,000
		Arizona—8.8%
555,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.170%, 9/3/2015	555,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.120%, 9/3/2015	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.090%, 9/3/2015	5,610,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.080%, 9/3/2015	6,750,000
		TOTAL	20,136,000
		California—3.0%
6,840,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 9/3/2015	6,840,000
		Florida—7.0%
85,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 9/3/2015	85,000
5,545,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.250%, 9/2/2015	5,545,000
4,685,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 9/3/2015	4,685,000
5,610,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 9/4/2015	5,610,000
		TOTAL	15,925,000
		Georgia—11.9%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.150%, 9/3/2015	3,350,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.080%, 9/3/2015	1,500,000
11,785,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.020%, 9/3/2015	11,785,000
1,500,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 9/3/2015	1,500,000
4,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 9/3/2015	4,000,000
5,000,000		Private Colleges & Universities Facilities of GA, (Series 2005C-4) Weekly VRDNs (Emory University), 0.010%, 9/3/2015	5,000,000
		TOTAL	27,135,000
		Illinois—3.5%
825,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 9/3/2015	825,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 9/3/2015	1,000,000
3,835,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.130%, 9/3/2015	3,835,000
2,300,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 9/3/2015	2,300,000
		TOTAL	7,960,000
		Indiana—3.5%
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 9/3/2015	5,500,000
2,400,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/1/2016	2,436,899
		TOTAL	7,936,899
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—0.9%
$2,070,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.250%, 9/3/2015	$2,070,000
		Louisiana—3.3%
2,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.150%, 9/3/2015	2,000,000
5,000,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.150%, 9/3/2015	5,000,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.220%, 9/2/2015	500,000
		TOTAL	7,500,000
		Michigan—7.3%
3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.110%, 9/2/2015	3,950,000
1,450,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.110%, 9/2/2015	1,450,000
11,280,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.080%, 9/2/2015	11,280,000
		TOTAL	16,680,000
		Missouri—1.0%
2,370,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.030%, 9/1/2015	2,370,000
		Multi-State—14.0%
199,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 9/3/2015	199,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(Toronto Dominion Bank LIQ), 0.110%, 9/3/2015	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(Barclays Bank PLC LIQ), 0.120%, 9/3/2015	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(Toronto Dominion Bank LIQ), 0.110%, 9/3/2015	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(Barclays Bank PLC LIQ), 0.120%, 9/3/2015	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(JPMorgan Chase Bank NA LIQ), 0.100%, 9/3/2015	10,000,000
		TOTAL	31,899,000
		Nevada—2.0%
4,700,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.030%, 9/3/2015	4,700,000
		New Jersey—4.8%
6,000,000		Belmar, NJ, 1.25% BANs, 2/12/2016	6,020,920
5,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 9/3/2015	5,000,000
		TOTAL	11,020,920
		New York—8.8%
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.130%, 9/3/2015	1,300,000
3,000,000		New York State Mortgage Agency, (Series 135) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 9/1/2015	3,000,000
1,350,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 9/1/2015	1,350,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank N.A. LIQ), 0.080%, 9/3/2015	14,500,000
		TOTAL	20,150,000
		North Carolina—0.7%
1,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.170%, 9/2/2015	1,600,000
		Ohio—4.6%
3,900,000		Avon, OH Water System, 1.00% BANs, 2/3/2016	3,910,712
100,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.020%, 9/3/2015	100,000
3,935,000		Ontario, OH, 1.00% BANs, 10/22/2015	3,938,667
2,500,000		West Chester Township, OH, 1.625% BANs, 11/4/2015	2,505,789
		TOTAL	10,455,168
		Oklahoma—0.9%
2,100,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 9/1/2015	2,100,000
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Pennsylvania—1.3%
$3,000,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 9/3/2015	$3,000,000
	South Carolina—1.4%
3,030,000	South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.200%, 9/3/2015	3,030,000
110,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 9/3/2015	110,000
	TOTAL	3,140,000
	Texas—0.9%
2,100,000	Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 9/3/2015	2,100,000
	Virginia—8.4%
2,925,000	Fairfax County, VA IDA, (Inova Health System) MVRENs, (Series 2012 C), 0.200%, 9/3/2015	2,925,000
4,745,000	Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.020%, 9/3/2015	4,745,000
2,455,000	Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 9/3/2015	2,455,000
5,815,000	Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.010%, 9/2/2015	5,815,000
1,500,000	Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 9/2/2015	1,500,000
1,850,000	Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 9/2/2015	1,850,000
	TOTAL	19,290,000
	Wisconsin—0.9%
2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 9/3/2015	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	229,192,987
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(687,034)
	TOTAL NET ASSETS—100%	$228,505,953
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.1%	0.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $63,009,000, which represented 27.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $63,009,000, which represented 27.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Prime Cash Series
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—2.4%
		Finance - Automotive—1.2%
$5,077,223	[1,2]	ARI Fleet Lease Trust 2015-A, Class A1, 0.400%, 4/15/2016	$5,077,223
2,123,438	[1,2]	Drive Auto Receivables Trust 2015-B, Class A1, 0.460%, 6/15/2016	2,123,438
1,622,425		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	1,622,425
20,000,000		Santander Drive Auto Receivables Trust 2015-4, Class A1, 0.500%, 9/15/2016	20,000,000
2,606,914	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	2,606,914
4,842,139	[1,2]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.600%, 9/15/2015	4,842,139
		TOTAL	36,272,139
		Finance - Equipment—1.2%
8,096,962	[1]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.800%, 9/20/2015	8,096,962
3,201,026	[1]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	3,201,026
19,762,854	[1,2]	MMAF Equipment Finance LLC 2015-A, Class A1, 0.390%, 6/3/2016	19,762,854
4,694,306	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	4,694,306
		TOTAL	35,755,148
		TOTAL ASSET-BACKED SECURITIES	72,027,287
		BANK NOTE—0.8%
		Finance - Banking—0.8%
25,000,000		Bank of America N.A., 0.290%, 10/16/2015	25,000,000
		CERTIFICATES OF DEPOSIT—22.5%
		Finance - Banking—22.5%
40,000,000		ABN Amro Bank NV, 0.320%, 9/15/2015	39,995,026
25,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.439%, 6/2/2016	25,000,000
116,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.300%, 9/8/2015 - 10/15/2015	116,000,000
65,000,000		Credit Agricole Corporate and Investment Bank, 0.290% - 0.380%, 10/2/2015 - 12/1/2015	65,000,000
75,000,000		Credit Suisse, Zurich, 0.280% - 0.330%, 9/18/2015 - 11/24/2015	75,000,000
75,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.280% - 0.300%, 9/1/2015 - 10/19/2015	75,000,000
50,000,000		KBC Bank N.V., 0.150%, 9/3/2015	50,000,000
45,000,000		Mizuho Bank Ltd., 0.300% - 0.360%, 9/8/2015 - 10/13/2015	44,988,344
50,000,000		Standard Chartered Bank PLC, 0.350%, 12/4/2015	50,000,000
105,000,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.320%, 10/2/2015 - 11/13/2015	105,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	675,983,370
		COMMERCIAL PAPER—25.5%[3]
		Aerospace/Auto—0.1%
2,025,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.460% - 0.470%, 9/18/2015 - 10/8/2015	2,024,126
900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.330%, 9/9/2015	899,934
		TOTAL	2,924,060
		Chemicals—0.9%
12,700,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.350%, 9/2/2015	12,699,877
15,155,000		PPG Industries, Inc., 0.430%, 9/9/2015 - 9/28/2015	15,151,629
		TOTAL	27,851,506
		Electric Power—0.1%
3,350,000		Virginia Electric & Power Co., 0.390%, 9/14/2015	3,349,528
		Electrical Equipment—0.2%
6,000,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.450%, 9/24/2015 - 9/29/2015	5,998,044

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—9.2%
$25,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	$24,972,719
20,000,000		ING (U.S.) Funding LLC, 0.310%, 11/13/2015	19,987,428
51,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 9/29/2015 - 4/1/2016	50,903,161
20,000,000	[1,2]	J.P. Morgan Securities LLC, 0.459%, 9/25/2015	20,000,000
5,000,000	[1,2]	LMA-Americas LLC, 0.280%, 9/24/2015	4,999,106
45,000,000	[1,2]	Matchpoint Finance PLC, 0.280% - 0.300%, 9/16/2015 - 10/26/2015	44,991,333
25,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.343%, 9/14/2015	25,000,000
50,000,000	[1,2]	Nationwide Building Society, 0.370% - 0.400%, 11/20/2015 - 12/3/2015	49,955,388
35,000,000		Standard Chartered Bank PLC, 0.300% - 0.370%, 10/9/2015 - 12/28/2015	34,979,955
		TOTAL	275,789,080
		Finance - Commercial—6.8%
25,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	24,989,930
75,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270% - 0.330%, 9/8/2015 - 11/20/2015	74,982,446
20,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/13/2015	19,993,467
85,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.320%, 9/4/2015 - 11/9/2015	84,970,425
		TOTAL	204,936,268
		Finance - Retail—7.0%
20,000,000		American Express Credit Corp., 0.411%, 10/19/2015	19,989,067
45,000,000	[1,2]	Chariot Funding LLC, 0.401% - 0.501%, 1/28/2016 - 2/22/2016	44,914,844
144,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360% - 0.370%, 10/21/2015 - 11/20/2015	143,916,506
		TOTAL	208,820,417
		Food & Beverage—0.5%
14,875,000	[1,2]	Agrium, Inc., 0.410% - 0.440%, 9/11/2015 - 9/21/2015	14,872,369
		Telecommunications—0.7%
9,275,000	[1,2]	Bell Canada, 0.420% - 0.470%, 9/8/2015 - 9/22/2015	9,273,266
12,000,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.400%, 9/1/2015 - 9/9/2015	11,999,644
		TOTAL	21,272,910
		TOTAL COMMERCIAL PAPER	765,814,192
		CORPORATE BONDS—1.8%
		Finance - Banking—0.3%
10,376,000		Bank of America Corp., 1.500%, 10/9/2015	10,385,811
		Finance - Commercial—1.0%
23,104,000		General Electric Capital Corp., 1.500%, 7/12/2016	23,260,472
1,875,000		General Electric Capital Corp., 2.250%, 11/9/2015	1,881,510
4,540,000		General Electric Capital Corp., 5.000%, 1/8/2016	4,611,691
		TOTAL	29,753,673
		Finance - Retail—0.5%
13,700,000		American Express Credit Corp., 2.750%, 9/15/2015	13,712,123
		TOTAL CORPORATE BONDS	53,851,607
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
2,000,000		Citigroup, Inc., 1.532%, 9/28/2015	2,000,624
		NOTES - VARIABLE—22.7%[4]
		Aerospace/Auto—2.8%
18,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	18,000,000
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.424%, 11/5/2015	15,000,000
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	10,000,000
42,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.298%, 9/16/2015	42,000,000
		TOTAL	85,000,000

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—18.0%
$1,050,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 9/4/2015	$1,050,000
25,000,000		Bank of Montreal, 0.301%, 9/11/2015	25,000,000
14,000,000		Bank of Montreal, 0.350%, 9/18/2015	14,000,000
10,000,000		Bank of Montreal, 0.360%, 9/23/2015	10,000,000
30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.302%, 9/9/2015	30,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	10,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 9/16/2015	5,000,000
9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, (Series T0009), 0.150%, 9/1/2015	9,000,000
13,480,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 9/3/2015	13,480,000
25,000,000	[1,2]	Commonwealth Bank of Australia, 0.358%, 9/1/2015	25,000,000
3,050,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 9/4/2015	3,050,000
1,295,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 9/4/2015	1,295,000
24,000,000		HSBC Bank USA, N.A., 0.352%, 9/8/2015	24,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.340%, 9/22/2015	25,000,000
14,000,000		J.P. Morgan Securities LLC, 0.438%, 9/15/2015	14,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A Human Genome Sciences), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 9/1/2015	50,000,000
39,100,000		Natixis, 0.312%, 9/10/2015	39,100,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.348%, 9/30/2015	25,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.312%, 9/8/2015	25,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	30,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	20,000,000
15,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	15,000,000
2,500,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.240%, 9/4/2015	2,500,000
25,000,000		Toronto Dominion Bank, 0.282%, 9/4/2015	25,000,000
20,000,000		Toronto Dominion Bank, 0.319%, 10/15/2015	20,000,000
26,000,000		Toronto Dominion Bank, 0.341%, 9/8/2015	26,000,000
20,000,000		Toronto Dominion Bank, 0.342%, 9/8/2015	20,000,000
25,000,000		Toronto Dominion Bank, 0.350%, 9/22/2015	25,000,000
8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 9/2/2015	8,500,000
		TOTAL	540,975,000
		Finance - Commercial—0.4%
300,000		General Electric Capital Corp., 0.474%, 10/6/2015	300,039
11,730,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.170%, 9/3/2015	11,730,000
		TOTAL	12,030,039
		Finance - Retail—1.2%
37,000,000	[1,2]	Barton Capital LLC, 0.291%, 9/8/2015	37,000,000
		Government Agency—0.3%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 9/3/2015	9,920,000
		TOTAL NOTES—VARIABLE	684,925,039
		OTHER REPURCHASE AGREEMENTS—14.6%
		Finance - Banking—14.6%
26,000,000		BNP Paribas Securities Corp., 0.172% - 0.507%, 9/1/2015 - 11/4/2015, interest in a $540,000,000 collateralized loan agreement, dated 8/6/2015 – 8/31/2015, will repurchase securities provided as collateral for $540,251,606, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and U.S. Government Agency securities with a market value of $550,900,068 have been received as collateral and held with BNY Mellon as tri-party agent.	26,000,000
27,500,000		Citigroup Global Markets, Inc., 0.578% - 0.831%, 9/1/2015 - 10/27/2015, interest in a $160,000,000 collateralized loan agreement, dated 8/28/2015 – 8/31/2015, will repurchase securities provided as collateral for $160,117,355, in which asset-backed securities, collateralized mortgage obligations, common stock and a convertible bond with a market value of $163,209,114 have been received as collateral and held with BNY Mellon as tri-party agent.	27,500,000
40,000,000		Credit Suisse Securities (USA) LLC, 0.791%, 11/2/2015, interest in a $115,600,000 collateralized loan agreement, dated 8/3/2015, will repurchase securities provided as collateral for $115,827,925, in which collateralized mortgage obligations with a market value of $117,983,644 have been received as collateral and held with JPMorgan Chase as tri-party agent.	40,000,000

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$15,000,000	J.P. Morgan Securities LLC, 0.365%, 9/30/2015, interest in a $250,000,000 collateralized loan agreement, dated 7/1/2015, will repurchase securities provided as collateral for $250,227,500, in which asset-backed securities with a market value of $255,156,114 have been received as collateral and held with JP Morgan Chase as tri-party agent.	$15,000,000
112,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.375% - 0.740%, 9/1/2015 - 11/24/2015, interest in a $375,000,000 collateralized loan agreement, dated 8/26/2015-8/31/2015, will repurchase securities provided as collateral for $375,188,049, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bond and medium-term notes with a market value of $382,515,492 have been received as collateral and held with BNY Mellon as tri-party agent.	112,000,000
25,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 9/25/2015, interest in a $250,000,000 collateralized loan agreement, dated 8/27/2015, will repurchase securities provided as collateral for $250,050,347, in which asset-backed securities, commercial paper, common stock, corporate bonds, convertible bonds, exchange-traded funds, medium term notes and municipal bonds, with a market value of $255,008,861 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
35,000,000	Mizuho Securities USA, Inc., 0.456%, 9/2/2015, interest in a $110,000,000 collateralized loan agreement, dated 11/26/2014, will repurchase securities provided as collateral for $110,001,711, in which U.S. Treasury securities, with a market value of $112,218,328 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
25,000,000	Pershing LLC, 0.375%, 9/1/2015, interest in a $200,000,000 collateralized loan agreement, dated 8/31/2015, will repurchase securities provided as collateral for $200,002,056, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,002,097 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	RBC Capital Markets, LLC, 0.314% - 0.436%, 9/9/2015 - 10/6/2015, interest in a $500,000,000 collateralized loan agreement, dated 6/11/2015-7/6/2015, will repurchase securities provided as collateral for $500,452,278, in which certificates of deposits, commercial paper, corporate bonds, medium term notes, municipal bonds and U.S. Government securities with a market value of $510,354,960 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
110,000,000	Wells Fargo Securities LLC, 0.456% - 0.507%, 10/9/2015 - 10/27/2015, interest in a $870,000,000 collateralized loan agreement, dated 7/13/2015-7/20/2015, will repurchase securities provided as collateral for $871,008,444, in which, asset-backed securities, collateralized mortgage obligations, common stock, exchanged traded funds and unit investment trusts, with a market value of $887,901,840 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	440,500,000
	REPURCHASE AGREEMENTS—11.2%
42,088,000	Interest in $2,550,000,000 joint repurchase agreement 0.15%, dated 8/31/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,550,010,625 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2065 and the market value of those underlying securities was $2,619,298,808.	42,088,000
150,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.15%, dated 8/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,010,417 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,561,601,323.	150,000,000
145,000,000	Interest in $600,000,000 joint repurchase agreement 0.13%, dated 8/31/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $600,002,167 on 9/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $612,003,187.	145,000,000
	TOTAL REPURCHASE AGREEMENTS	337,088,000
	TOTAL INVESTMENTS—101.6% (AT AMORTIZED COST)[5]	3,057,190,119
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[6]	(48,635,845)
	TOTAL NET ASSETS—100%	$3,008,554,274
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $825,518,728, which represented 27.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $814,220,740, which represented 27.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at August 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.800%, 9/20/2015	6/17/2015	$8,096,962	$8,096,962
Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	4/23/2015	$3,201,026	$3,201,026

3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
5
Federated Treasury Cash Series
Portfolio of Investments
August 31, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—18.5%
$6,000,000	[1]	United States Treasury Bills, 0.050%, 9/3/2015	$5,999,983
16,500,000	[1]	United States Treasury Bills, 0.075%, 9/15/2015	16,499,519
32,000,000	[1]	United States Treasury Bills, 0.145%, 9/17/2015	31,997,938
45,000,000	[2]	United States Treasury Floating Rate Notes, 0.096% - 0.120%, 9/1/2015	44,999,223
98,500,000		United States Treasury Notes, 0.250% - 1.250%, 9/30/2015	98,582,804
21,000,000		United States Treasury Notes, 0.250%, 9/15/2015	21,000,921
9,000,000		United States Treasury Notes, 0.250%, 10/15/2015	9,001,185
5,000,000		United States Treasury Notes, 0.250%, 4/15/2016	4,996,052
6,000,000		United States Treasury Notes, 0.375%, 11/15/2015	6,002,659
2,000,000		United States Treasury Notes, 0.375%, 1/31/2016	2,001,617
14,000,000		United States Treasury Notes, 0.375%, 3/15/2016	14,006,792
10,000,000		United States Treasury Notes, 1.375%, 11/30/2015	10,028,699
1,000,000		United States Treasury Notes, 1.500%, 6/30/2016	1,009,117
25,250,000		United States Treasury Notes, 2.125%, 12/31/2015	25,407,283
		TOTAL U.S. TREASURY	291,533,792
		REPURCHASE AGREEMENTS—82.5%
80,000,000		Interest in $100,000,000 joint repurchase agreement 0.12%, dated 8/31/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $100,000,333 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $102,000,515.	80,000,000
10,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.11%, dated 8/5/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,018,333 on 9/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $204,016,879.	10,000,000
350,000,000		Interest in $1,300,000,000 joint repurchase agreement 0.13%, dated 8/31/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,300,004,694 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $1,326,004,808.	350,000,000
80,000,000		Interest in $100,000,000 joint repurchase agreement 0.13%, dated 8/31/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $100,000,361 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $102,000,369.	80,000,000
80,000,000		Interest in $100,000,000 joint repurchase agreement 0.12%, dated 8/31/2015 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,333 on 9/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2021 and the market value of those underlying securities was $102,000,500.	80,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 8/26/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,008,750 on 9/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2020 and the market value of those underlying securities was $510,007,716.	100,000,000
154,283,000		Interest in $3,500,000,000 joint repurchase agreement 0.12%, dated 8/31/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,011,667 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $3,570,011,901.	154,283,000
70,000,000	[3]	Interest in $1,375,000,000 joint repurchase agreement 0.10%, dated 8/6/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,375,133,681 on 9/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,402,601,372.	70,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 8/26/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,007,778 on 9/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $510,010,101.	100,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Interest in $400,000,000 joint repurchase agreement 0.13%, dated 8/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,001,444 on 9/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $408,001,477.	$250,000,000
15,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 7/17/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,033,333 on 9/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $255,032,584.	15,000,000
13,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.10%, dated 8/10/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $750,062,500 on 9/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $765,046,750.	13,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,302,283,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	1,593,816,792
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(15,338,564)
		TOTAL NET ASSETS—100%	$1,578,478,228
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015